CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 28, 2014		Mar. 29, 2013
Income Statement [Abstract]
Net sales	$ 392,469	[1]	$ 380,753	[1]
Cost of sales	256,679		249,057
Gross profit	135,790		131,696
Operating Expenses:
Selling, general and administrative expenses	113,975		109,180
Depreciation and amortization	12,604		12,358
Merger related expenses	102		783
Total operating expenses	126,681		122,321
Operating income	9,109		9,375
Loss on extinguishment of debt, net	(4,153)		0
Interest expense	(15,684)		(15,824)
Interest and other income	192		530
Loss before income taxes	(10,536)		(5,919)
Income tax benefit	(4,442)		(4,439)
Net loss	$ (6,094)		$ (1,480)

[1]	The Company continually refines its product classification groupings and, as a result, stock keeping units are periodically realigned within product categories. Therefore, the prior periods in these tables have been recast to be consistent with current presentation.